Income tax	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income tax	Income tax
The major components of income tax expense are:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Consolidated Statement of Operations
Current income tax expense	$210	$251	$538
Deferred income tax expense (benefit)	(1,178)	(1,034)	398
Income tax expense (benefit) reported in the Consolidated Statement of Operations	$(968)	$(783)	$936
A reconciliation of income taxes computed at the French statutory rate (28.00% for the year ended December 31, 2018, 2019 and 2020) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Profit (loss) before income taxes	$(37,192)	$(37,480)	$(53,540)
At France’s statutory income tax rate of 28%	(10,269)	(10,494)	(14,991)
Non-deductible share-based payment expense	507	503	836
Tax credits	(848)	(874)	(1,364)
Impact of the extinguishment of the convertible debts after amendment	—	—	398
Permanent differences and other	(596)	39	903
Unrecognized benefit of tax losses carryforward	10,238	10,043	15,154
Income tax expense (income) reported in the Consolidated Statement of Operations	$(968)	$(783)	$936

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Equity			Consolidated Statement of Operations
	December 31,			December 31,			Year ended December 31,
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	(in thousands)			(in thousands)			(in thousands)
Government loan	47	46	142	—	—	—	—	(1)	96
Intangible assets	71	24	(49)	—	—	—	—	(47)	(72)
Lease contracts	—	(8)	—	—	—	—	—	(8)	8
Cash flow hedge	(1)	(3)	2	—	—	—	(8)	(2)	5
Remeasurement of non-monetary accounts	99	(103)	728	—	—	—	348	(202)	831
Convertible debts and venture debt - liability	2,053	1,901	23	1,818	773	(809)	(563)	(925)	(1,069)
Other provisions and accruals	(22)	(310)	(248)	—	—	—	—	(288)	62
From subsidiaries	35	19	19	—	—	—	(17)	(16)	—
Loss available for offsetting against future taxable income	(1,591)	(1,137)	(598)	—	—	—	(938)	455	537
Total	$691	$429	$19	1,818	$773	$(809)	$(1,178)	$(1,034)	$398
The changes in deferred tax assets and liabilities were as follows:

	2018	2019	2020
	(in thousands)
At January 1st	$52	$691	$429
Tax expense (income) during the year recognized in Profit or Loss	(1,178)	(1,034)	398
Tax expense (income) during the year recognized in equity (1)	1,818	773	(809)
Effect of foreign exchange	(1)	(1)	1
At December 31st	$691	$429	$19
(1) In 2018 and 2019, relates to the split accounting of the convertible debts and the venture debt issued with an equity component. In 2020, relates to amendments of convertible debts.
During the year ended December 31, 2020, the Company recognized (through equity) a reversal of deferred tax liabilities of $809,000 on the equity component of the convertible debts amended during the period partially offset by deferred tax expenses of $398,000 related to the impact of the extinguishment of the debt following the amendment (See Note 14.1 to the Consolidated Financial Statements).
As of December 31, 2020 the Company had accumulated tax losses which arose in France of $354,262,000 that are available for offset against future taxable profits of Sequans Communications S.A within a limit of one million euro per year, plus 50% of the profit exceeding this limit. Remaining unapplied losses would continue to be carried forward indefinitely.
Deferred tax assets were recognized in 2018, 2019 and 2020 only to the extent that deferred tax liabilities existed relating to the same taxable entity, which are expected to reverse in the same period as the asset or into which a tax loss may be carried forward.